PUTNAM EUROPE GROWTH FUND
               Prospectus Supplement dated November 6, 1995
                   to Prospectus dated November 1, 1995

The table on page 15 of the Prospectus is replaced with the following:

                                        BUSINESS EXPERIENCE
                        YEAR             (AT LEAST 5 YEARS)
                        ----         -------------------------
Justin Scott            1990         Employed as an investment
Senior Vice President                professional by Putnam
                                     Investment Management, Inc.
                                     ("Putnam Management") since
                                     1988.

Mark D. Pollard         1995         Employed as an investment
Vice President                       professional by Putnam
                                     Management since 1990.




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